Parent, Guarantor, Non-Guarantor Unaudited Consolidating Condensed Financial Statements	12 Months Ended
Dec. 31, 2014
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Parent, Guarantor, Non-Guarantor Unaudited Consolidating Condensed Financial Statements
Parent, Guarantor, Non-Guarantor Unaudited Consolidating Condensed Financial Statements
Set forth on the following pages are the consolidating condensed financial statements of Parker Drilling. The Company’s 2015 Secured Credit Agreement and Senior Notes are fully and unconditionally guaranteed by substantially all of our direct and indirect domestic subsidiaries other than immaterial subsidiaries and subsidiaries generating revenues primarily outside the United States, subject to the following customary release provisions:

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in connection with any sale or other disposition of all or substantially all of the assets of that guarantor (including by way of merger or consolidation) to a person that is not (either before or after giving effect to such transaction) a subsidiary of the Company;

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in connection with any sale of such amount of capital stock as would result in such guarantor no longer being a subsidiary to a person that is not (either before or after giving effect to such transaction) a subsidiary of the Company;

•	if the Company designates any restricted subsidiary that is a guarantor as an unrestricted subsidiary;

•	if the guarantee by a guarantor of all other indebtedness of the Company or any other guarantor is released, terminated or discharged, except by, or as a result of, payment under such guarantee; or

•	upon legal defeasance or covenant defeasance (satisfaction and discharge of the indenture).
There are currently no restrictions on the ability of the restricted subsidiaries to transfer funds to Parker Drilling in the form of cash dividends, loans or advances. Parker Drilling is a holding company with no operations, other than through its subsidiaries. Separate financial statements for each guarantor company are not provided as the company complies with the exception to Rule 3-10(a)(1) of Regulation S-X, set forth in sub-paragraph (f) of such rule. All guarantor subsidiaries are owned 100 percent by the parent company.
We are providing consolidating condensed financial information of the parent, Parker Drilling, the guarantor subsidiaries, and the non-guarantor subsidiaries as of December 31, 2014 and December 31, 2013 and for the years ended December 31, 2014, 2013, and 2012. The consolidating condensed financial statements present investments in both consolidated and unconsolidated subsidiaries using the equity method of accounting.